Long-Term Investments	12 Months Ended
Dec. 31, 2019
Long Term Investments [Abstract]
Long-Term Investments

9.    LONG-TERM INVESTMENTS

As at December 31, 2017, 2018 and 2019, long-term investments consisted of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	-	23,579,728	3,387,016
Others	8,217,986	-	-
Equity securities with readily determinable fair values
China Gingko Education Group Company Limited	-	70,193,934	10,082,728
Zhejiang New Century Hotel Management Co., Ltd.	-	192,639,353	27,670,912
Equity securities without readily determinable fair values
Yibon Hotel Group Co., Ltd ("Yibon")	103,701,474	103,701,474	14,895,785
Others	300,000	8,523,212	1,224,282
Total	112,219,460	398,637,701	57,260,723

9.    LONG-TERM INVESTMENTS (CONTINUED)

Equity method investments

None of the Group’s equity method investments was considered individually or in aggregate significant for the years ended December 31, 2018 and 2019.

Equity securities with readily determinable fair values:

In January 2019, the Group acquired 5.56% equity interest, 27,776,000 ordinary shares, in China Gingko Education Group Company Limited with HK$40.40million (USD5.19million) during its initial public offering in the Hong Kong Stock Exchange and further acquired 2.71% equity interest, 13,560,000 ordinary shares with HK$19.53million (USD2.51million) through secondary market.

On March 11, 2019, the Group acquired 4.95% of shares in Zhejiang New Century Hotel Management Co., Ltd. in its global offering in the Hong Kong Stock Exchange, for a total amount of USD29.2 million.

Equity securities without readily determinable fair values:

Investment in Yibon

In April 2017, the Group acquired a 30% interest in Yibon for cash consideration of RMB103,701,474 in form of capital injection into the target company. The terms of investment in 30% equity interest in the ordinary shares of Yibon includes a contingent redemption clause if certain specified criteria is not met. As a result, the investment is accounted for as a cost method investment as the shares are not in-substance common stock prior to January 1, 2019. Along with the adoption of ASU 2016-01, the Group accounted it as equity securities without readily determinable fair values.